TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Trade receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 0.3	$ 0.1
Other receivables
Allowance for Expected Credit Losses [Line Items]
Accounts receivable, allowance for credit loss, current	$ 0.9	$ 0.5